Details of expenses and products by function - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item
Classes of employee benefits expense [abstract]
Wages and salaries	€ (3,564)	€ (4,998)	€ (4,479)
Share-based payments	(785)	(63)	(287)
Personnel expenses	€ (4,349)	€ (5,061)	€ (4,766)
Average headcount | item	21	20	21